UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
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Address:    124 Verdae Blvd, Suite 504
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            Greenville, SC 29608
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Form 13F File Number:   28-13456
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philip Thomas
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Title:      CCO
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Phone:      917-541-8676
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Signature, Place, and Date of Signing:

      /s/ Philip Thomas             New York, NY                   11/16/2009
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-12695                      Mutuals Advisors, Inc.
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
Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     85
                                            ------------------------------

Form 13F Information Table Value Total:     $97,813
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12695                                Mutuals Advisors, Inc

                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2009

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
ALTRIA GROUP INC             COM              02209S103      3,651  205,000 SH         OTHER         1             205,000
ALTRIA GROUP INC             COM              02209S103         37    2,077 SH         SOLE                495               1,582
AMAZON COM INC               COM              023135106        700    7,500 SH         OTHER         1               7,500
AMAZON COM INC               COM              023135106      1,132   12,122 SH         SOLE             12,122
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      1,083   26,569 SH         SOLE             26,569
ATRION CORP                  COM              049904105        578    4,000 SH         OTHER         1               4,000
BALLY TECHNOLOGIES INC       COM              05874B107      1,612   42,000 SH         OTHER         1              42,000
BANK OF AMERICA CORPORATION  COM              060505104        508   30,000 SH         OTHER         1              30,000
BANK OF AMERICA CORPORATION  COM              060505104        932   55,065 SH         SOLE             49,957               5,108
BRISTOL MYERS SQUIBB CO      COM              110122108        856   38,000 SH         OTHER         1              38,000
BRISTOL MYERS SQUIBB CO      COM              110122108         49    2,194 SH         SOLE                593               1,601
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107      5,693   90,000 SH         OTHER         1              90,000
CARTER INC                   COM              146229109        561   21,000 SH         OTHER         1              21,000
CITIGROUP INC                COM              172967101        283   58,457 SH         SOLE             58,457
DIAGEO P L C                 SPON ADR NEW     25243Q205      3,536   57,500 SH         OTHER         1              57,500
DIGITALGLOBE INC             COM NEW          25389M877      1,566   70,000 SH         OTHER         1              70,000
DIGITALGLOBE INC             COM NEW          25389M877      1,546   69,099 SH         SOLE             69,099
DIGITALGLOBE INC             CALL             25389M877        264    1,250 SH   CALL  OTHER         1               1,250
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S101        533  150,000 SH         OTHER         1             150,000
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S101        333   93,936 SH         SOLE             93,936
DWS HIGH INCOME TR           SHS NEW          23337C208        513   62,500 SH         OTHER         1              62,500
DWS HIGH INCOME TR           SHS NEW          23337C208        314   38,305 SH         SOLE             38,305
ENCORE CAP GROUP INC         COM              292554102        538   40,000 SH         OTHER         1              40,000
ENER1 INC                    COM NEW          29267A203        623   90,000 SH         OTHER         1              90,000
GENERAL DYNAMICS CORP        COM              369550108      1,292   20,000 SH         OTHER         1              20,000
GENERAL DYNAMICS CORP        COM              369550108         22      342 SH         SOLE                                    342
GOOGLE INC                   CL A             38259P508        669    1,350 SH         OTHER         1               1,350
GOOGLE INC                   CL A             38259P508         45       91 SH         SOLE                                     91
ICU MED INC                  COM              44930G107        369   10,000 SH         OTHER         1              10,000
IAMGOLD CORP                 COM              450913108        774   54,711 SH         SOLE             54,711
ISHARES TR INDEX             IBOXX INV CPBD   464287242        812    7,610 SH         SOLE              7,610
ISHARES INC                  MSCI JAPAN       464286848        224   22,545 SH         SOLE             22,545
ISHARES SILVER TRUST         ISHARES          46428Q109        491   30,000 SH         OTHER         1              30,000
ISHARES TR                   MSCI GRW IDX     464288885      1,601   30,000 SH         OTHER         1              30,000
ISHARES TR INDEX             BARCLYS TIPS BD  464287176      1,029   10,000 SH         OTHER         1              10,000
ISHARES TR INDEX             BARCLYS TIPS BD  464287176        760    7,389 SH         SOLE              7,389
ISHARES TR INDEX             BARCLY USAGG B   464287226        616    5,873 SH         SOLE              5,873
ISHARES TR                   BARCLYS CR BD    464288620        538    5,248 SH         SOLE              5,248
ISHARES TR                   BARCLYS MBS BD   464288588      1,009    9,445 SH         SOLE              9,445
LILLY ELI & CO               COM              532457108        479   14,500 SH         OTHER         1              14,500
LOCKHEED MARTIN CORP         COM              539830109      5,661   72,500 SH         OTHER         1              72,500
LOCKHEED MARTIN CORP         COM              539830109         23      296 SH         SOLE                                    296
LORILLARD INC                COM              544147101      8,173  110,000 SH         OTHER         1             110,000
LORILLARD INC                PUT              544147101         45      200 SH   PUT   OTHER         1                 200
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100        815   18,000 SH         OTHER         1              18,000
MBIA INC                     COM              55262C100        233   30,000 SH         OTHER         1              30,000
MEDCO HEALTH SOLUTIONS INC   COM              58405U102        719   13,000 SH         OTHER         1              13,000
MELCO CROWN ENTMT LTD        ADR              585464100      1,218  175,000 SH         OTHER         1             175,000
MOLSON COORS BREWING CO      CL B             60871R209      2,069   42,500 SH         OTHER         1              42,500
MORGAN STANLEY HIGH YIELD FD COM              61744M104        316   60,222 SH         SOLE             60,222
MYLAN INC                    COM              628530107        913   57,000 SH         OTHER         1              57,000
NETEASE COM INC              SPONSORED ADR    64110W102        685   15,000 SH         OTHER         1              15,000
NETEASE COM INC              SPONSORED ADR    64110W102      1,031   22,565 SH         SOLE             22,565
NOMURA HLDGS INC             SPONSORED ADR    65535H208        490   80,000 SH         OTHER         1              80,000
NORTHROP GRUMMAN CORP        COM              666807102      2,846   55,000 SH         OTHER         1              55,000
OSI PHARMACEUTICALS INC      COM              671040103        353   10,000 SH         OTHER         1              10,000
OCWEN FINL CORP              COM NEW          675746309        340   30,000 SH         OTHER         1              30,000
OCWEN FINL CORP              COM NEW          675746309         11    1,000 SH         SOLE              1,000
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106        587    5,000 SH         OTHER         1               5,000
PMC-SIERRA INC               COM              69344F106        621   65,000 SH         OTHER         1              65,000
PMC-SIERRA INC               COM              69344F106        684   71,507 SH         SOLE             71,507
PFIZER INC                   COM              717081103        662   40,000 SH         OTHER         1              40,000
PFIZER INC                   COM              717081103         99    5,991 SH         SOLE              2,000               3,991
PHILIP MORRIS INTL INC       COM              718172109     14,378  295,000 SH         OTHER         1             295,000
PHILIP MORRIS INTL INC       COM              718172109      1,839   37,730 SH         SOLE             36,708               1,022
PHILIP MORRIS INTL INC       PUT              718172109         80      500 SH   PUT   OTHER         1                 500
PORTFOLIO RECOVERY ASSOCS IN COM              73640Q105        680   15,000 SH         OTHER         1              15,000
POWERSHARES ETF TRUST        HLTHCR SEC POR   73935X351        769   36,000 SH         OTHER         1              36,000
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X229        176   11,104 SH         SOLE             11,104
POWERSHARES ETF TRUST        FTSE RAFI 1000   73935X583        458    9,744 SH         SOLE              9,744
PROSHARES TR                 PSHS SHRT S&P500 74347R503      2,706   48,089 SH         SOLE             48,089
PROSHARES TR                 PSHS ULSHT SP500 74347R883        364    9,000 SH         SOLE              9,000
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779107        112   15,750 SH         SOLE             15,750
RAYTHEON CO                  COM NEW          755111507      3,358   70,000 SH         OTHER         1              70,000
RAYTHEON CO                  COM NEW          755111507         15      312 SH         SOLE                                    312
RYDEX ETF TRUST              S&P500 PUR GRW   78355W403        350   11,153 SH         SOLE             11,153
SPDR SERIES TRUST            DB INT GVT ETF   78464A490        454    8,083 SH         SOLE              8,083
SPDR SERIES TRUST            S&P OILGAS EXP   78464A730        579   15,000 SH         OTHER         1              15,000
TENET HEALTHCARE CORP        COM              88033G100        500   85,000 SH         OTHER         1              85,000
TRUE RELIGION APPAREL INC    COM              89784N104        519   20,000 SH         OTHER         1              20,000
UNITED STATES NATL GAS FUND  UNIT             912318102        422   35,943 SH         SOLE             35,943
WISDOMTREE TRUST             JP SMALLCP DIV   97717W836      1,159   28,000 SH         OTHER         1              28,000
WYETH                        COM              983024100        486   10,000 SH         OTHER         1              10,000
WYETH                        COM              983024100         49    1,001 SH         SOLE                194                 807
WYNN RESORTS LTD             COM              983134107      1,595   22,500 SH         OTHER         1              22,500